Concentration of risk	12 Months Ended
Dec. 31, 2015
Concentration of risk [Abstract]
Concentration of risk

23. Concentration of risk

The Group's operations are conducted mainly in the PRC. Starting in 2012, a small portion of the Group's operations is conducted in the United States. Accordingly, the Group's business, financial condition and results of operations is primarily influenced by the political, economic and legal environments in the PRC and by the general state of the PRC economy.

The Group's operations in the PRC are subject to special considerations and significant risks. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Group's results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Group transacts most of its business in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts.

On July 21, 2005, the PRC government changed its decade-old policy of pegging the value of the RMB to the US$. Under the new policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against US$, there was appreciation of approximately 2.9% in the year ended December 31, 2013, depreciation of 2.4% in the year ended December 31, 2014 and depreciation of 4.4% in the year ended December 31, 2015, respectively. It is difficult to predict how market forces or PRC or US government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

To the extent that the Company needs to convert US$ into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against US$ would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into US$ for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of US$ against RMB would have a negative effect on the US$ amount available to the Company. In addition, a significant depreciation of the RMB against the US$ may significantly reduce the US$ equivalent of the Company's earnings or losses.

During parts of 2011 and 2012 the Group offered certain homebuyers seller-financing arrangements. All the homebuyers entered into such arrangement were subject to credit verification procedures. In addition, accounts receivable balances are unsecured, but monitored on an ongoing basis via the Group's management reporting procedures. The Group provided longer payment terms, ranging between six months to two years to particular home buyers after applying strict credit requirements based on the Group's credit policy. In the second half of 2012, execution of seller-financed contracts dropped significantly to the point that the Group did not offer seller-financed contracts to second home buyers starting in the fourth quarter of 2012. Commencing in the second quarter of 2014, the Group again offer seller-financed contracts. As of December 31, 2015, there is no concentration of credit risk with respect to receivables. In 2013, PRC banks tightened the conditions on which mortgage loans are extended to homebuyers. Therefore, mortgage loans for homebuyers have been subject to longer processing periods or even denied by the banks. The Group monitors its homebuyers' outstanding mortgage loans on an ongoing basis via the Group's management reporting procedures and took the position that contracts with underlying mortgage loans with processing periods exceeding one year cannot be recognized as revenue under the percentage of completion method (see Note 2(h) for further detail). As a result, the Group reversed contracted sales of the amounts related to apartments of which mortgage loans with processing periods exceeding one year when recognizing revenue under the percentage of completion method.

In addition, no single customer or supplier accounted for more than 10% of revenue or project expenditures for the years ended December 31, 2013, 2014 and 2015.